CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate Intrinsic value
Exercised	$ 7,662	$ 12,217	$ 25,937
Share option plan
Number of options
Beginning Balance	12,412,197
Granted	596,782
Forfeited	(802,728)
Exercised	(982,717)
Ending Balance	11,223,534	12,412,197
Exercisable options at end of year	8,140,268
Weighted average exercise price
Beginning Balance	$ 8.96
Granted	9.11
Forfeited	18.28
Exercised	1.9
Ending Balance	8.92	$ 8.96
Exercisable options at end of year	$ 7.47
Weighted average remaining contractual term (in years)	6 years 2 months 1 day	6 years 11 months 4 days
Weighted average remaining contractual term (in years) - Exercisable options	5 years 6 months 14 days
Aggregate Intrinsic value
Beginning Balance	$ 49,209
Exercised	7,662
Ending Balance	37,473	$ 49,209
Exercisable options at end of year	$ 35,597